PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the change in the balance of property, plant and equipment for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Gross carrying amount
Balance at beginning of period	$3,398	$4,810
Additions (cash and non-cash)	83	422
Dispositions	(22)	(1,785)
Foreign currency translation and other	(75)	(49)
Balance at end of period	$3,384	$3,398
Accumulated depreciation and impairment
Balance at beginning of period	$(655)	$(1,045)
Depreciation and impairment expense	(92)	(317)
Dispositions	18	705
Foreign currency translation and other	16	2
Balance at end of period	$(713)	$(655)
Net book value (1)	$2,671	$2,743
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(1)Includes right-of-use assets of $222 million as at June 30, 2024 (December 31, 2023: $245 million).